As filed with the Securities and Exchange Commission on November 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  September 30, 2015

Item 1. Schedules of Investments.

Schedule of Investments
September 30, 2015 (Unaudited)

Shares	COMMON STOCKS - 97.31%	Value
	Aerospace and Defense - 1.75%
19,415	United Technologies Corp.	$1,727,741
	Air Freight and Logistics - 1.31%
8,955	FedEx Corp.	1,289,341
	Automobiles - 1.49%
108,050	Ford Motor Co.	1,466,238
	Banks - 8.19%
43,065	First Republic Bank	2,703,190
45,090	JPMorgan Chase & Co.	2,749,137
50,840	Wells Fargo & Co.	2,610,634
		8,062,961
	Beverages - 2.08%
21,675	PepsiCo, Inc.	2,043,952
	Biotechnology - 3.87%
11,930	Amgen, Inc.	1,650,158
21,990	Gilead Sciences, Inc.	2,159,198
		3,809,356
	Capital Markets - 3.25%
43,300	Morgan Stanley	1,363,950
27,385	State Street Corp.	1,840,546
		3,204,496
	Chemicals - 3.20%
33,340	E.I. du pont de Nemours & Co.	1,606,988
15,195	Praxair, Inc.	1,547,763
		3,154,751
	Communications Equipment - 2.04%
76,440	Cisco Systems, Inc.	2,006,550
	Diversified Telecommunication Services - 1.70%
38,284	Level 3 Communications, Inc. (a)	1,672,628
	Electrical Equipment - 2.13%
40,870	Eaton Corp PLC (a)(b)	2,096,631
	Energy Equipment and Services - 1.45%
27,455	Baker Hughes, Inc.	1,428,758
	Food & Staples Retailing - 2.07%
41,990	United National Foods, Inc. (a)	2,036,935
	Food Products - 2.55%
44,805	General Mills, Inc.	2,514,905
	Health Care Equipment and Supplies - 3.98%
16,365	Becton, Dickinson & Co.	2,170,981
53,980	Haemonetics Corp. (a)	1,744,634
		3,915,615
	Health Care Providers and Services - 4.60%
29,697	Express Scripts Holding Co. (a)	2,404,269
19,610	Laboratory Corporation of America Holdings (a)	2,127,097
		4,531,366
	Hotels, Restaurants, and Leisure - 1.79%
9,110	Buffalo Wild Wings, Inc. (a)	1,762,147
	Household Durables - 1.71%
57,360	D.R. Horton, Inc.	1,684,090
	Household Products - 1.76%
20,710	Church & Dwight Co., Inc.	1,737,569
	Industrial Conglomerates - 4.67%
15,155	3M Co.	2,148,524
97,195	General Electric Co.	2,451,258
		4,599,782

	Insurance - 2.04%
42,455	Principal Financial Group, Inc.	2,009,820
	Internet Software and Services - 4.39%
2,469	Google, Inc. - Class A (a)	1,576,136
4,508	Google, Inc. - Class C (a)	2,742,757
		4,318,893
	Life Sciences Tools and Services - 2.06%
17,140	Waters Corp. (a)	2,026,119
	Machinery - 1.82%
43,670	Flowserve Corp.	1,796,584
	Media - 6.61%
104,780	Interpublic Group of Cos., Inc.	2,004,441
14,395	Time Warner Cable, Inc.	2,582,031
71,350	Twenty-First Century Fox, Inc. - Class A	1,925,023
		6,511,495
	Multi-Utilities - 2.40%
24,395	Sempra Energy	2,359,484
	Oil, Gas and Consumable Fuels - 4.83%
16,584	Chevron Corp.	1,308,146
29,040	Devon Energy Corp.	1,077,093
21,860	Exxon Mobil Corp.	1,625,291
48,740	Marathon Oil Corp.	750,596
		4,761,126
	Real Estate Investment Trusts (REITs) - 3.98%
118,440	Redwood Trust, Inc.	1,639,210
111,175	Starwood Property Trust, Inc.	2,281,311
		3,920,521
	Semiconductors & Semiconductor Equipment - 2.24%
53,120	Silicon Laboratories, Inc. (a)	2,206,605
	Software - 6.20%
52,770	Fleetmatics Group PLC (a)(b)	2,590,479
34,370	Fortinet, Inc. (a)	1,460,038
23,100	Intuit	2,050,125
		6,100,642
	Specialty Retail - 1.99%
39,400	Dicks Sporting Goods, Inc.	1,954,634
	Technology Hardware, Storage & Peripherals - 3.16%
28,196	Apple, Inc.	3,110,019

	TOTAL COMMON STOCKS (Cost $77,900,855)	95,821,754

	SHORT-TERM INVESTMENTS - 3.12%
3,066,953	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	3,066,953
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,066,953)	3,066,953

	Total Investments in Securities (Cost $80,967,808) - 100.43%	98,888,707
	Liabilities in Excess of Other Assets - (0.43)%	(421,939)
	NET ASSETS - 100.00%	$98,466,768

	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day annualized yield as of September 30, 2015.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
	Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has
	been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Notes to the Schedule of Investments
September 30, 2015 (Unaudited)

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,378,605	$-	$-	$13,378,605
Consumer Staples	8,333,361	-	-	8,333,361
Energy	6,189,885	-	-	6,189,885
Financials	17,197,798	-	-	17,197,798
Health Care	14,282,455	-	-	14,282,455
Industrials	11,510,079	-	-	11,510,079
Information Technology	17,742,708	-	-	17,742,708
Materials	3,154,751	-	-	3,154,751
Telecommunication Services	1,672,628	-	-	1,672,628
Utilities	2,359,484	-	-	2,359,484
Total Common Stocks	95,821,754	-	-	95,821,754
Short-Term Investments	3,066,953	-	-	3,066,953
Total Investments in Securities	$98,888,707	$-	$-	$98,888,707

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2015, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended September 30, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$80,993,712

Gross unrealized appreciation	$23,742,951
Gross unrealized depreciation	(5,847,956)
Net unrealized appreciation	$17,894,995

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date: 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 11/25/2015

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 11/25/2015

* Print the name and title of each signing officer under his or her signature.